GOODWILL (Details 1) - Goodwill [Member] $ in Thousands	Dec. 31, 2017 USD ($) $ / shares
Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	1.00%
Discount rate based on the weighted average cost of capital (WACC)	8.55%
Air Transport CGU [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	1.00%
Exchange rate (in dollars per share)	3.3	[1]
Discount rate based on the weighted average cost of capital (WACC)	7.55%
Fuel Price from futures price curves commodities markets (in dollars per Barril) | $	$ 73
Air Transport CGU [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	2.00%
Exchange rate (in dollars per share)	3.9	[1]
Discount rate based on the weighted average cost of capital (WACC)	8.55%
Fuel Price from futures price curves commodities markets (in dollars per Barril) | $	$ 78
Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	4.00%
Discount rate based on cost of equity (Ke)	13.40%
Coalition and Loyalty Program Multiplus CGU [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	4.00%	[2]
Exchange rate (in dollars per share)	3.3	[1],[2]
Discount rate based on cost of equity (Ke)	12.40%	[2]
Coalition and Loyalty Program Multiplus CGU [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual growth rate (Terminal)	5.00%	[2]
Exchange rate (in dollars per share)	3.9	[1],[2]
Discount rate based on cost of equity (Ke)	13.40%	[2]

[1]	In line with the expectations of the Central Bank of Brazil.
[2]	The flow, as well as annual growth rte and discount, are denominated in real.